Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Other investments, at fair value (amortized cost: $50.8, 2022: $126.3)	$ 47.5	$ 117.1
Total investments	3,341.4	2,425.0
Cash and cash equivalents	712.4	1,222.0
Restricted cash and cash equivalents	251.7	185.9
Accrued investment income	27.2	10.9
Premiums and other receivables (net of allowances for credit losses of $17.3, 2022: $8.8)	2,209.3	1,862.7
Deferred reinsurance premiums	1,061.4	823.7
Reinsurance balances recoverable on paid losses (net of allowances for credit losses of $nil, 2022: $nil)	182.7	159.4
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowances for credit losses of $1.3, 2022: $1.0)	1,108.6	976.1
Deferred policy acquisition costs (includes deferred Fidelis MGU commissions $164.1, 2022: $nil)	786.6	515.8
Other assets	173.5	131.0
Total assets	10,028.1	8,312.5
Liabilities
Reserves for losses and loss adjustment expenses	2,448.9	2,045.2
Unearned premiums	3,149.5	2,618.6
Reinsurance balances payable	1,071.5	1,057.0
Long term debt	448.2	447.5
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	67.3	98.7
Total liabilities	7,578.3	6,325.4
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 117,914,754, 2022: 194,545,370)	1.2	1.9
Additional paid-in capital	2,039.0	2,075.2
Accumulated other comprehensive loss	(27.0)	(100.8)
Retained earnings	436.6	0.5
Total shareholders' equity attributable to common shareholders	2,449.8	1,976.8
Non-controlling interests	0.0	10.3
Total shareholders' equity including non-controlling interests	2,449.8	1,987.1
Total liabilities, non-controlling interests and shareholders' equity	10,028.1	8,312.5
Related Party
Assets
Amounts due from Fidelis MGU (net of allowances for credit losses of $nil, 2022: $nil)	173.3	0.0
Liabilities
Amounts due to Fidelis MGU	334.5	0.0
Fixed maturity securities
Assets
Debt securities, Available-for-sale, excluding accrued interest	3,244.9	2,050.9
Short-Term Investments
Assets
Debt securities, Available-for-sale, excluding accrued interest	$ 49.0	$ 257.0